UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Semiannual report

U.S. value equity mutual fund

Delaware Mid Cap Value Fund

April 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Mid Cap Value Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Mid Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of April 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

©2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2014 to April 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2014 to April 30, 2015 (Unaudited)

Delaware Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Annualized Expense Ratio	Expenses Paid During Period 11/1/14 to 4/30/15*

Actual Fund return†
Class A	$1,000.00	$1,042.70	1.27%	$6.43
Class C	1,000.00	1,039.50	2.02%	10.21
Class R	1,000.00	1,043.40	1.52%	7.70
Institutional Class	1,000.00	1,045.50	1.02%	5.17

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.50	1.27%	$6.36
Class C	1,000.00	1,014.78	2.02%	10.09
Class R	1,000.00	1,017.26	1.52%	7.60
Institutional Class	1,000.00	1,019.74	1.02%	5.11

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Mid Cap Value Fund	As of April 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets

Common Stock	96.67%
Basic Industry	9.13%
Business Services	1.45%
Capital Spending	6.51%
Consumer Cyclical	4.74%
Consumer Services	8.22%
Consumer Staples	3.40%
Energy	6.72%
Financial Services	23.14%
Healthcare	8.90%
Real Estate Investment Trusts	5.51%
Technology	12.24%
Transportation	2.21%
Utilities	4.50%

Exchange-Traded Fund	1.68%

Short-Term Investments	1.85%

Total Value of Securities	100.20%

Liabilities Net of Receivables and Other Assets	(0.20%)

Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.
Top 10 equity holdings	Percentage of net assets

East West Bancorp	2.98%
American Financial Group	2.69%
United Rentals	2.36%
Torchmark	2.26%
Comerica	2.19%
Fiserv	2.11%
Cytec Industries	2.10%
HCC Insurance Holdings	2.01%
Reinsurance Group of America	1.99%
Synopsys	1.95%

Schedule of investments
Delaware Mid Cap Value Fund	April 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 96.67%

Basic Industry – 9.13%
Albemarle	1,400	$83,580
Axalta Coating Systems †	1,100	33,748
Celanese Class A	1,200	79,632
Cytec Industries	2,100	116,109
FMC	750	44,483
Grace (W.R.) †	950	91,884
Graphic Packaging Holding	3,850	54,285

		503,721

Business Services – 1.45%
Brink’s	600	15,882
ManpowerGroup	750	63,997

		79,879

Capital Spending – 6.51%
ITT	1,950	77,317
KBR	2,150	37,561
Regal-Beloit	1,050	82,110
Terex	1,150	31,579
United Rentals †	1,350	130,383

		358,950

Consumer Cyclical – 4.74%
BorgWarner	850	50,320
Horton (D.R.)	2,350	59,690
Johnson Controls	700	35,266
Newell Rubbermaid	1,900	72,447
Tenneco †	750	43,837

		261,560

Consumer Services – 8.22%
Bloomin’ Brands	1,800	40,788
Hasbro	1,100	77,869
Macy’s	1,100	71,093
Meredith	693	36,064
Nordstrom	900	68,004
Staples	2,100	34,272
Starwood Hotels & Resorts Worldwide	550	47,273
Tiffany	400	34,992
VF	600	43,458

		453,813

	Number of shares	Value (U.S. $)

Common Stock (continued)

Consumer Staples – 3.40%
Dr Pepper Snapple Group	950	$70,851
Reynolds American	1,000	73,300
Tyson Foods Class A	1,100	43,450

		187,601

Energy – 6.72%
Helmerich & Payne	400	31,188
Newfield Exploration †	2,200	86,328
Rowan	800	16,952
SM Energy	1,050	60,869
Superior Energy Services	2,950	75,225
Tesoro	350	30,041
Whiting Petroleum †	1,850	70,134

		370,737

Financial Services – 23.14%
American Financial Group	2,350	148,520
Associated Banc-Corp	1,500	28,215
Bank of Hawaii	1,000	60,390
Berkley (W.R.)	1,700	83,283
Comerica	2,550	120,895
East West Bancorp	4,050	164,389
First Horizon National	4,445	63,341
Hancock Holding	1,750	50,943
HCC Insurance Holdings	1,950	111,072
Raymond James Financial	1,900	107,407
Reinsurance Group of America	1,200	109,944
Torchmark	2,225	124,845
Validus Holdings	1,529	63,958
Zions Bancorporation	1,400	39,669

		1,276,871

Healthcare – 8.90%
Becton, Dickinson	650	91,565
Cigna	700	87,248
Mylan †	750	54,195
Omnicare	600	52,788
Service International	3,100	85,808
Universal Health Services Class B	600	70,170
Zimmer Holdings	450	49,428

		491,202

Real Estate Investment Trusts – 5.51%
Boston Properties	500	66,155
Brandywine Realty Trust	3,350	48,843
CBL & Associates Properties	2,650	47,727

Schedule of investments

Delaware Mid Cap Value Fund

	Number of shares	Value (U.S. $)

Common Stock (continued)

Real Estate Investment Trusts (continued)
Highwoods Properties	2,000	$86,080
Kimco Realty	2,300	55,430

		304,235

Technology – 12.24%
Adobe Systems †	1,100	83,666
Agilent Technologies	1,350	55,849
Avnet	2,100	89,523
Citrix Systems †	350	23,506
Fiserv †	1,500	116,400
Keysight Technologies †	875	29,277
Qorvo †	350	23,069
Symantec	1,800	44,865
Synopsys †	2,300	107,824
Teradyne	2,100	38,325
Thermo Fisher Scientific	500	62,840

		675,144

Transportation – 2.21%
Canadian National Railway	800	51,616
CSX	1,950	70,375

		121,991

Utilities – 4.50%
Edison International	1,150	70,081
PPL	1,500	51,045
Public Service Enterprise Group	1,350	56,079
Wisconsin Energy	1,450	71,224

		248,429

Total Common Stock (cost $3,432,377)		5,334,133

Exchange-Traded Fund – 1.68%

ishares Russell Mid-Cap Value	1,250	92,963

Total Exchange-Traded Fund (cost $92,538)		92,963

	Principal amount°

Short-Term Investments – 1.85%

Discount Notes – 0.71%≠
Federal Home Loan Bank
0.05% 6/1/15	16,726	16,725
0.065% 6/5/15	7,405	7,405
0.075% 6/4/15	933	933
0.075% 6/29/15	933	933
0.08% 7/17/15	4,851	4,851

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Discount Notes≠ (continued)
Federal Home Loan Bank
0.08% 7/22/15	6,468	$6,468
0.095% 7/14/15	1,774	1,773

		39,088

Repurchase Agreements – 1.14%
Bank of America Merrill Lynch 0.06%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $22,335 (collateralized by U.S. government obligations 0.25%–2.00% 8/31/21–1/15/25; market value $22,782)	22,335	22,335
Bank of Montreal 0.08%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $18,613 (collateralized by U.S. government obligations 0.00%–9.125% 2/4/16–7/15/24; market value $18,985)	18,613	18,613
BNP Paribas 0.10%, dated 4/30/15, to be repurchased on 5/1/15, repurchase price $22,052 (collateralized by U.S. government obligations 0.00%–2.00% 8/6/15–11/15/42; market value $22,493)	22,052	22,052

		63,000

Total Short-Term Investments (cost $102,086)		102,088

Total Value of Securities – 100.20% (cost $3,627,001)		$5,529,184

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Mid Cap Value Fund	April 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$5,427,096
Short-term investments, at value[2]	102,088
Cash	1,528
Receivable for securities sold	39,637
Receivable for fund shares sold	5,086
Dividends and interest receivable	2,213
Receivable from investment manager	10,855
Other assets	198

Total assets	5,588,701

Liabilities:
Payable for securities purchased	15,939
Payable for fund shares redeemed	3,775
Other accrued expenses	49,150
Distribution fees payable	1,542
Other affiliates payable	173
Trustees’ fees and expenses payable	13

Total liabilities	70,592

Total Net Assets	$5,518,109

Net Assets Consist of:
Paid-in capital	$3,558,203
Distributions in excess of net investment income	(4,938)
Accumulated net realized gain on investments	62,661
Net unrealized appreciation of investments	1,902,183

Total Net Assets	$5,518,109

Net Asset Value
Class A:
Net assets	$3,569,409
Shares of beneficial interest outstanding, unlimited authorization, no par	683,295
Net asset value per share	$5.22
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$5.54

Class C:
Net assets	$925,810
Shares of beneficial interest outstanding, unlimited authorization, no par	186,996
Net asset value per share	$4.95

Class R:
Net assets	$68,124
Shares of beneficial interest outstanding, unlimited authorization, no par	13,031
Net asset value per share	$5.23

Institutional Class:
Net assets	$954,766
Shares of beneficial interest outstanding, unlimited authorization, no par	182,538
Net asset value per share	$5.23

[1]Investments, at cost	$3,524,915
[2]Short-term investments, at cost	102,086

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Mid Cap Value Fund	Six months ended April 30, 2015 (Unaudited)

Investment Income:
Dividends	$45,836
Interest	40
Foreign tax withheld	(62)

45,814

Expenses:
Management fees	20,233
Distribution expenses – Class A	4,460
Distribution expenses – Class C	4,298
Distribution expenses – Class R	137
Registration fees	30,133
Audit and tax	15,751
Legal fees	15,578
Reports and statements to shareholders	14,589
Dividend disbursing and transfer agent fees and expenses	4,232
Accounting and administration expenses	864
Custodian fees	775
Trustees’ fees and expenses	125
Other	5,855

117,030
Less expenses waived	(80,638)
Less expense paid indirectly	(6)

Total operating expenses	36,386

Net Investment Income	9,428

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	80,516
Foreign currencies	(6)
Foreign currency exchange contracts	1

Net realized gain	80,511
Net change in unrealized appreciation (depreciation) of investments	139,770

Net Realized and Unrealized Gain	220,281

Net Increase in Net Assets Resulting from Operations	$229,709

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Mid Cap Value Fund

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,428	$13,604
Net realized gain	80,511	1,040,888
Net change in unrealized appreciation (depreciation)	139,770	(465,164)

Net increase in net assets resulting from operations	229,709	589,328

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,661)	(30,343)
Class C	—	(1,478)
Class R	(7)	(235)
Institutional Class	(4,698)	(41,568)

Net realized gain:
Class A	(687,651)	(1,649,051)
Class C	(162,751)	(279,990)
Class R	(8,568)	(16,902)
Institutional Class	(177,648)	(1,816,764)

	(1,050,984)	(3,836,331)

Capital Share Transactions:
Proceeds from shares sold:
Class A	376,889	1,344,188
Class C	204,497	409,884
Class R	22,796	7,625
Institutional Class	26,955	258,238

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	692,993	1,671,453
Class C	162,747	276,068
Class R	8,572	17,130
Institutional Class	157,986	1,836,443

	1,653,435	5,821,029

	Six months ended 4/30/15 (Unaudited)	Year ended 10/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(636,639)	$(759,051)
Class C	(91,491)	(133,912)
Class R	(10)	(131)
Institutional Class	(3,712)	(3,245,999)

	(731,852)	(4,139,093)

Increase in net assets derived from capital share transactions	921,583	1,681,936

Net Increase (Decrease) in Net Assets	100,308	(1,565,067)

Net Assets:
Beginning of period	5,417,801	6,982,868

End of period	$5,518,109	$5,417,801

Distributions in excess of net investment income	$(4,938)	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 6.220	$11.790	$9.520	$8.790	$8.480	$6.770

0.011	0.018	0.063	0.038	0.011	0.023
0.216	0.777	2.538	0.705	0.319	1.726

0.227	0.795	2.601	0.743	0.330	1.749

(0.017)	(0.115)	(0.054)	(0.013)	(0.020)	(0.039)
(1.210)	(6.250)	(0.277)	—	—	—

(1.227)	(6.365)	(0.331)	(0.013)	(0.020)	(0.039)

$ 5.220	$6.220	$11.790	$9.520	$8.790	$8.480

4.27%	10.75%	28.12%	8.47%	3.88%	25.92%

$ 3,569	$3,685	$2,777	$1,779	$892	$567
1.27%	1.25%	1.25%	1.25%	1.25%	1.25%
4.26%	4.34%	2.27%	2.07%	2.29%	2.60%
0.43%	0.28%	0.59%	0.40%	0.12%	0.30%
(2.56%)	(2.81% )	(0.43% )	(0.42% )	(0.92% )	(1.05% )
11%	28%	22%	12%	19%	17%

Financial highlights

Delaware Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12		10/31/11		10/31/10

$ 5.960	$11.520	$9.330	$8.670		$8.410		$6.730

(0.008)	(0.029)	(0.017)	(0.032)		(0.058)		(0.035)
0.208	0.752	2.484	0.692		0.318		1.715

0.200	0.723	2.467	0.660		0.260		1.680

—	(0.033)	—	—		—		—
(1.210)	(6.250)	(0.277)	—		—		—

(1.210)	(6.283)	(0.277)	—		—		—

$ 4.950	$5.960	$11.520	$9.330		$8.670		$8.410

3.95%	9.99%	27.10%	7.61%		3.09%		24.96%

$ 926	$775	$448	$287		$205		$119
2.02%	2.00%	2.00%	2.00%		2.00%		2.00%
5.01%	5.09%	2.97%	2.77%		2.99%		3.30%
(0.32%)	(0.47% )	(0.16% )	(0.35%	)	(0.63%	)	(0.45%	)
(3.31%)	(3.56% )	(1.13% )	(1.12%	)	(1.62%	)	(1.75%	)
11%	28%	22%	12%		19%		17%

Financial highlights

Delaware Mid Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Net assets are less than $500.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12		10/31/11	10/31/10

$ 6.210	$11.770	$9.510	$8.790		$8.500	$6.760

0.005	0.002	0.036	0.014		(0.012)	0.005
0.226	0.775	2.531	0.706		0.306	1.759

0.231	0.777	2.567	0.720		0.294	1.764

(0.001)	(0.087)	(0.030)	—		(0.004)	(0.024)
(1.210)	(6.250)	(0.277)	—		—	—

(1.211)	(6.337)	(0.307)	—		(0.004)	(0.024)

$ 5.230	$6.210	$11.770	$9.510		$8.790	$8.500

4.34%	10.41%	27.72%	8.19%		3.46%	26.15%

$ 68	$42	$31	$16		$19	$—	[4]
1.52%	1.50%	1.50%	1.50%		1.50%	1.50%
4.51%	4.59%	2.56%	2.37%		2.59%	2.90%
0.18%	0.03%	0.34%	0.15%		(0.13% )	0.05%
(2.81%)	(3.06% )	(0.72% )	(0.72%	)	(1.22% )	(1.35%	)
11%	28%	22%	12%		19%	17%

Financial highlights

Delaware Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/15[1]	Year ended
(Unaudited)	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10

$ 6.230	$11.810	$9.540	$8.810	$8.500	$6.780

0.018	0.040	0.087	0.061	0.034	0.042
0.224	0.773	2.538	0.705	0.317	1.733

0.242	0.813	2.625	0.766	0.351	1.775

(0.032)	(0.143)	(0.078)	(0.036)	(0.041)	(0.055)
(1.210)	(6.250)	(0.277)	—	—	—

(1.242)	(6.393)	(0.355)	(0.036)	(0.041)	(0.055)

$ 5.230	$6.230	$11.810	$9.540	$8.810	$8.500

4.55%	11.00%	28.37%	8.73%	4.10%	26.31%

$ 955	$916	$3,727	$16,593	$14,635	$12,497
1.02%	1.00%	1.00%	1.00%	1.00%	1.00%
4.01%	4.09%	1.97%	1.77%	1.99%	2.30%
0.68%	0.53%	0.84%	0.65%	0.37%	0.55%
(2.31%)	(2.56% )	(0.13% )	(0.12% )	(0.62% )	(0.75% )
11%	28%	22%	12%	19%	17%

Notes to financial statements
Delaware Mid Cap Value Fund	April 30, 2015 (Unaudited)

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely -than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Oct. 31, 2011–Oct. 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered on April 30, 2015.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable.

Notes to financial statements

Delaware Mid Cap Value Fund

1. Significant Accounting Policies (continued)

Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2015, the Fund earned $6, under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on the average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, nonroutine expenses)) do not exceed 1.00% of average daily net assets of the Fund from Nov. 1, 2014 through April 30, 2015.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended April 30, 2015, the Fund was charged $128 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2015, the amount charged by DIFSC was $561. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2015, the Fund was charged $68 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended April 30, 2015, DDLP earned $977 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2015, DDLP received gross CDSC commissions of $6 and $8 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

*The contractual waiver period is from Feb. 27, 2014 through Feb. 29, 2016.

Notes to financial statements

Delaware Mid Cap Value Fund

3. Investments

For the six months ended April 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$574,771
Sales	594,359

At April 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2015, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$3,627,001

Aggregate unrealized appreciation	$1,939,726
Aggregate unrealized depreciation	(37,543)

Net unrealized appreciation	$1,902,183

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Common Stock	$5,334,133	$—	$5,334,133
Exchange-Traded Fund	92,963	—	92,963
Short-Term Investments	—	102,088	102,088

Total	$5,427,096	$102,088	$5,529,184

During the six months ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

Notes to financial statements

Delaware Mid Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 4/30/15	Year ended 10/31/14
Shares sold:
Class A	71,058	191,709
Class C	41,093	64,250
Class R	4,561	1,203
Institutional Class	5,168	39,972

Shares issued upon reinvestment of dividends and distributions:
Class A	136,952	288,679
Class C	33,835	49,475
Class R	1,691	2,953
Institutional Class	31,222	317,175

	325,580	955,416

Shares redeemed:
Class A	(117,505)	(123,207)
Class C	(18,058)	(22,443)
Class R	(2)	(21)
Institutional Class	(718)	(525,692)

	(136,283)	(671,363)

Net increase	189,297	284,053

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of April 30, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The Fund may also enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2015.

During the period ended April 30, 2015, the Fund held foreign currency exchange contracts, which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

During the period ended April 30, 2015, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities

Notes to financial statements

Delaware Mid Cap Value Fund

7. Offsetting (continued)

borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with each of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2015, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

		Fair Value of Non-Cash	Cash Collateral
Counterparty	Repurchase Agreements	Collateral Received	Received	Net Amount(a)
Bank of America Merrill Lynch	$22,335	$(22,335)	$—	$—
Bank of Montreal	18,613	(18,613)	—	—
BNP Paribas	22,052	(22,052)	—	—
Total	$63,000	$(63,000)	$ —	$ —

(a)Net amount represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments® Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the period ended April 30, 2015, the Fund had no securities out on loan.

Notes to financial statements

Delaware Mid Cap Value Fund

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended April 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of April 30, 2015, there were no Rule 144A securities held by the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In June 2014, the FASB issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years. Management has determined that this pronouncement has no impact to the Fund’s financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Mid Cap Value Fund

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Equity Funds I (the “Trust”), on behalf of Delaware Mid Cap Value Fund (the “Fund”), held on March 31, 2015 and reconvened to April 21, 2015 and May 12, 2015 for the proposals listed in items (ii) and (iii) below for the Fund, the shareholders of the Trust/the Fund voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Fund; (iii) revise the fundamental investment restriction relating to lending for the Fund; and (iv)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (iv)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (iv)(c) revise provisions of the Trust’s By-Laws so that Delaware law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Fund of the Trust was present, and the votes passed with a plurality of these Shares. The results were as follows:

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Ann D. Borowiec	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Joseph W. Chow	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Patrick P. Coyne	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
John A. Fry	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Lucinda S. Landreth	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Frances A. Sevilla-Sacasa	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Thomas K. Whitford	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
Janet L. Yeomans	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%
J. Richard Zecher	411,027.635	37.374%	94.016%	26,160.734	2.379%	5.984%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Other Fund information (Unaudited)

Delaware Mid Cap Value Fund

Delaware Mid Cap Value Fund

Shares voted for	438,282.877
Percentage of outstanding shares	39.852%
Percentage of shares voted	76.901%
Shares voted against	19,895.139
Percentage of outstanding shares	1.809%
Percentage of shares voted	3.491%
Shares abstained	32,064.771
Percentage of outstanding shares	2.916%
Percentage of shares voted	5.626%
Broker non-votes	79,688.000

3. To revise the fundamental investment restriction relating to lending.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Delaware Mid Cap Value Fund

Shares voted for	449,907.882
Percentage of outstanding shares	40.909%
Percentage of shares voted	78.941%
Shares voted against	8,271.134
Percentage of outstanding shares	0.752%
Percentage of shares voted	1.451%
Shares abstained	32,064.771
Percentage of outstanding shares	2.916%
Percentage of shares voted	5.626%
Broker non-votes	79,687.000

4. (a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group® Equity Funds I

Shares voted for	258,042.635
Percentage of outstanding shares	23.463%
Percentage of shares voted	59.023%
Shares voted against	5,719.612
Percentage of outstanding shares	0.520%
Percentage of shares voted	1.308%
Shares abstained	21,834.122
Percentage of outstanding shares	1.985%
Percentage of shares voted	4.994%
Broker non-votes	151,592.000

4. (b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

A quorum of the shares outstanding of the Fund was present, and the votes passed with a majority of those shares. The results were as follows:

Delaware Group Equity Funds I

Shares voted for	253,245.412
Percentage of outstanding shares	23.027%
Percentage of shares voted	57.926%
Shares voted against	10,515.835
Percentage of outstanding shares	0.956%
Percentage of shares voted	2.405%
Shares abstained	21,834.122
Percentage of outstanding shares	1.985%
Percentage of shares voted	4.994%
Broker non-votes	151,593.000

4. (c) To revise provisions of the Trust’s By-Laws so that Delaware state law will apply to matters related to proxies.

A quorum of the shares outstanding of the Trust was present, and the votes passed with a majority of those shares. The results were as follows:

Other Fund information (Unaudited)

Delaware Mid Cap Value Fund

Delaware Group® Equity Funds I

Shares voted for	258,042.635
Percentage of outstanding shares	23.463%
Percentage of shares voted	59.023%
Shares voted against	5,719.612
Percentage of outstanding shares	0.520%
Percentage of shares voted	1.308%
Shares abstained	21,834.122
Percentage of outstanding shares	1.985%
Percentage of shares voted	4.994%
Broker non-votes	151,592.000

About the organization

Board of trustees

Thomas L. Bennett	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Former Chief Investment	Former Vice Chairman
Delaware Investments®	President	Officer	PNC Financial Services Group
Family of Funds	State Street Corporation	Assurant, Inc.	Pittsburgh, PA
Private Investor Rosemont, PA	Brookline, MA John A. Fry	New York, NY Frances A.	Janet L. Yeomans Former Vice President and
Ann D. Borowiec	President	Sevilla-Sacasa	Treasurer
Former Chief Executive	Drexel University	Chief Executive Officer	3M Corporation
Officer	Philadelphia, PA	Banco Itaú	St. Paul, MN
Private Wealth Management J.P. Morgan Chase & Co. New York, NY		International Miami, FL	J. Richard Zecher Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

Roger A. Early	David F. Connor	Daniel V. Geatens	Richard Salus
President and	Senior Vice President,	Vice President and	Senior Vice President and
Chief Executive Officer	General Counsel,	Treasurer	Chief Financial Officer
Delaware Investments	and Secretary	Delaware Investments	Delaware Investments
Family of Funds	Delaware Investments	Family of Funds	Family of Funds
Philadelphia, PA	Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS I

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	July 2, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 2, 2015